Revenue recognition - Schedule Of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 19,283	$ 17,291	$ 38,275	$ 63,789
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,197	17,291	38,150	33,789
EMEA(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	86	0	125	0
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0	30,000
Product revenues, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,197	17,291	38,150	33,789
License revenues and royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0	30,000
Royalty Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 86	$ 0	$ 125	$ 0